Fixed Assets, net & Advances for Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets, net & Advances for Vessels under Construction
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2021	$3,421,897	$(941,960)	$2,479,937
Additions	495,546	—	495,546
Depreciation	—	(113,832)	(113,832)
As of December 31, 2021	$3,917,443	$(1,055,792)	$2,861,651
Additions	4,580	—	4,580
Transfers from right-of-use assets and to vessel held for sale	79,179	(5,896)	73,283
Disposals	(97,306)	10,500	(86,806)
Depreciation	—	(131,214)	(131,214)
As of December 31, 2022	$3,903,896	$(1,182,402)	$2,721,494
Additions	154,334	—	154,334
Depreciation	—	(129,287)	(129,287)
As of December 31, 2023	$4,058,230	$(1,311,689)	$2,746,541

Schedule of remaining contractual commitments under 10 vessel construction contracts

The remaining contractual commitments under 10 vessel construction contracts are analyzed as follows as of December 31, 2023 (in thousands):

Payments due by period ended
December 31, 2024	$365,631
December 31, 2025	82,428
December 31, 2026	113,040
Total contractual commitments	$561,099